Nature of Business and Organization (Details Textual)		6 Months Ended	12 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 CNY (¥)
Nature of business and organisation (Textual)
Disposal of subsidiaries | $		$ 33,000	$ (32,641)
Technical Consultation and Services Agreement [Member]
Nature of business and organisation (Textual)
Term of agreements, description			Puhui Beijing agrees to pay service fees such as an annual fee in amounts equal to 90.2077% of Puhui Beijing’s net income and also has the obligation to absorb 90.2077% of Puhui Beijing’s losses.The technical consultation and services agreement remains in effect for 20 years from the date when the agreement was signed.
Business Cooperation Agreement [Member]
Nature of business and organisation (Textual)
Term of agreements, description			Puhui WFOE is entitled to a service fee that equals 90.2077% of the net income of Puhui Beijing determined under U.S. GAAP. The service fees may be adjusted based on the services rendered by Puhui WFOE in that specific month and the operational needs of Puhui Beijing.The Business Cooperation Agreement shall remain effective unless it is terminated or is compelled to terminate under applicable PRC laws and regulations. Puhui WFOE may terminate this Business Cooperation Agreement at any time by giving 30 days’ prior written notice to Puhui Beijing.
Equity Option Agreements [Member]
Nature of business and organisation (Textual)
Term of agreements, description			Pursuant to the exclusive equity option agreement between the shareholders who collectively owned 90.2077% of Puhui Beijing (the “Participating Shareholders”) and Puhui WFOE, the Participating Shareholders jointly and severally grant Puhui WFOE an option to purchase their equity interests in Puhui Beijing.
Pledge Agreements [Member]
Nature of business and organisation (Textual)
Term of agreements, description			Pursuant to the equity pledge agreement between the Participating Shareholders and Puhui WFOE, such Participating shareholders pledge 90.2077% of their equity interests in Puhui Beijing to Puhui WFOE as collateral to secure the obligations of Puhui Beijing under the exclusive consulting services and operating agreement.
Voting Rights Proxy and Financial Supporting Agreements [Member]
Nature of business and organisation (Textual)
Term of agreements, description			The agreement shall remain in effect for 20 years from the date when the agreement was signed.
Qingdao Puhui [Member]
Nature of business and organisation (Textual)
Date of incorporation	[1]		Oct. 29, 2015
Regsitered Capital | $	[1]	$ 781,115	$ 781,115
Qingdao Puhui [Member] | RMB [Member]
Nature of business and organisation (Textual)
Regsitered Capital | ¥	[1]					¥ 5,000,000
Qingdao Puhui [Member] | RMB [Member] | Ten limited partnerships [Member]
Nature of business and organisation (Textual)
Regsitered Capital | ¥						¥ 1,000,000
Puhui Cayman [Member]
Nature of business and organisation (Textual)
Date of incorporation			Nov. 30, 2017

[1]	Qingdao Puhui is a general partner in ten limited partnerships it set up with registered capital of RMB1.0 million. The purpose of these limited partnerships is to raise capital from investors and transform these limited partnerships into investment funds for fund management business. Upon establishment, Qingdao Puhui is deemed to be the primary beneficiary thus consolidates these limited partnerships as it acts as the only general partner and one Vice President of the Company acts as the only limited partner. Once investors have been admitted as the new partners with agreed capital injection, these limited partners will file their status with the PRC authority in accordance with the rules and regulations on investment funds in China, and therefore obtain the qualification to officially start business as an investment fund in China. Upon filing of the investment fund status, the Company reassesses its interests in these limited partnerships and determines if it would continue to consolidate or deconsolidate these limited partnerships in accordance with the requirements ASU 2015-02. As of June 30, 2019, two out of the ten limited partnerships have been filed as investment funds and are in operations, including Beijing Ruying Consulting Center (LP) and Xinyu Jiji. Both limited partnerships are not consolidated in the Company's consolidated financial statements. The other eight limited partnerships has no activities as of June 30, 2019 other than initial set up fees incurred. See Note 2 for consolidation policies.